Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Dates
31-Jan-2024
Actual/360 Days
30
30/360 Days
30
15-Feb-2024
15-Feb-2024
Collection Period No.
13
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jan-2024
13-Feb-2024
14-Feb-2024
15-Feb-2024
16-Jan-2024
15-Jan-2024
Summary
Beginning
Balance
0.00
348,075,699.56
657,500,000.00
118,600,000.00
Principal
Payment
0.00
50,576,785.59
0.00
0.00
Ending
Balance
0.00
297,498,913.97
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
76.922868
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.452470
1.000000
1.000000
1,124,175,699.56
1,073,598,913.97
50,576,785.59
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,172,101,407.05
119,393,589.35
1,291,494,996.40
47,925,707.49
1,121,524,621.46
114,065,514.75
1,235,590,136.21
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
1,476,421.09
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
2.245507
3.758333
3.591667
Interest & Principal
Payment
0.00
52,053,206.68
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
79.168375
3.758333
3.591667
$54,950,282.52
T
otal
$4,373,496.93

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
59,003,774.70
0.00
59,003,774.70
51,621,646.87
5,594,758.19
899,605.57
695,667.00
0.00
0.00
192,097.07
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,076,245.83
0.00
0.00
4,373,496.93
0.00
0.00
50,576,785.59
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
59,003,774.70
2,977,246.35
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,076,245.83
0.00
0.00
0.00
1,076,245.83
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,373,496.93
0.00
1,476,421.09
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
4,373,496.93
0.00
1,476,421.09
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,373,496.93
4,373,496.93
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
50,576,785.59
0.00
0.00
0.00
50,576,785.59
Aggregate Principal Distributabl
e
Amount
50,576,785.59
50,576,785.59
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,927.14
175,169.93
192,097.07
4,792,570.75
0.00
16,927.14
16,927.14
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Pool Statistics
Pool Data
4.98%
41.99
26.65
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,291,494,996.40
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,235,590,136.21
40,232
41,280
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
33,303,400.22
18,318,246.65
0.00
4,283,213.32
Pool Factor
58.34%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.26%
1.15%
0.39%
0.20%
100.00%
1,214,145,727.38
14,251,906.60
4,768,712.86
2,423,789.37
1,235,590,136.21
39,749
334
104
45
40,232
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.582%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
18,393.98
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.713%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
15,818,825.88
2,730,346.01
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
106
860
Losses
(1)
Amount
4,283,213.32
894,812.01
658,055.30
Number of Receivables
Number of Receivables
Amount
36,055,526.96
14,143,653.94
6,093,047.14
Current
Cumulative
0.747%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
2.593%
Prior Collection Period
1.122 % Second Prior
Collection
Period
1.826
%
Third
Prior
Collection
Period
1.312%